Intangible Assets - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 214,748	R$ 189,238
Ending balance	R$ 1,057,949	R$ 214,748
Amortization rate (per year) - %	0.00%	0.00%
Software development and licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 15,647	R$ 4,621
Ending balance		R$ 15,647
Amortization rate (per year) - %		20.00%
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	29
Ending balance	77,822	R$ 29
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,618
Ending balance	R$ 31,407	15,618
Amortization rate (per year) - %	20.00%
Placement agent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 18,826	1,294
Ending balance	19,588	18,826
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	162,290	162,290
Ending balance	555,175	162,290
Management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	17,985	21,033
Ending balance	373,956	17,985
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	245,394	213,948
Assets recognized as a result of business combination	836,021
Write-off of assets, including fully depreciated items	(16,416)
Additions	19,010	32,153
Foreign exchange variation of intangible assets abroad	3,583	(707)
Ending balance	1,087,592	245,394
Gross carrying amount [member] | Software development and licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	40,333	28,250
Additions		12,684
Foreign exchange variation of intangible assets abroad		(601)
Ending balance		40,333
Gross carrying amount [member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	29
Assets recognized as a result of business combination	77,763
Write-off of assets, including fully depreciated items	0
Additions	30
Foreign exchange variation of intangible assets abroad	0
Ending balance	77,822	29
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	40,304
Assets recognized as a result of business combination	5,225
Write-off of assets, including fully depreciated items	(16,416)
Additions	15,696
Foreign exchange variation of intangible assets abroad	2,164
Ending balance	46,973	40,304
Gross carrying amount [member] | Placement agent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,722	1,359
Assets recognized as a result of business combination	0
Write-off of assets, including fully depreciated items	0
Additions	3,284	19,469
Foreign exchange variation of intangible assets abroad	534	(106)
Ending balance	24,540	20,722
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	162,290	162,290
Assets recognized as a result of business combination	392,345
Write-off of assets, including fully depreciated items	0
Additions	0	0
Foreign exchange variation of intangible assets abroad	541	0
Ending balance	555,175	162,290
Gross carrying amount [member] | Management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	22,049	22,049
Assets recognized as a result of business combination	360,689
Write-off of assets, including fully depreciated items	0
Additions	0	0
Foreign exchange variation of intangible assets abroad	344	0
Ending balance	383,082	22,049
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(30,646)	(24,710)
Write-off of assets, including fully depreciated items	14,712
Amortization	(12,306)	(6,547)
Foreign exchange variation of intangible assets abroad	(1,403)	611
Ending balance	(29,643)	(30,646)
Accumulated depreciation, amortisation and impairment [member] | Software development and licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(24,686)	(23,629)
Amortization		(1,636)
Foreign exchange variation of intangible assets abroad		579
Ending balance		(24,686)
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Write-off of assets, including fully depreciated items	0
Amortization	0
Foreign exchange variation of intangible assets abroad	0
Ending balance	0	0
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(24,686)
Write-off of assets, including fully depreciated items	14,712
Amortization	(4,476)
Foreign exchange variation of intangible assets abroad	(1,117)
Ending balance	(15,567)	(24,686)
Accumulated depreciation, amortisation and impairment [member] | Placement agent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,896)	(65)
Write-off of assets, including fully depreciated items	0
Amortization	(2,769)	(1,863)
Foreign exchange variation of intangible assets abroad	(286)	32
Ending balance	(4,951)	(1,896)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Write-off of assets, including fully depreciated items	0
Amortization	0	0
Foreign exchange variation of intangible assets abroad	0	0
Ending balance	0	0
Accumulated depreciation, amortisation and impairment [member] | Management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(4,064)	(1,016)
Write-off of assets, including fully depreciated items	0
Amortization	(5,061)	(3,048)
Ending balance	R$ (9,125)	R$ (4,064)